ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 4, 2022 VIA EDGAR Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549	Renee E. Laws T +1 617 235 4975 renee.laws@ropesgray.com

Re:	AMG Funds

File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 228 to its Registration Statement on Form N-1A, which was filed by electronic transmission on February 28, 2022 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG GW&K Emerging Markets Equity Fund and AMG GW&K Emerging Wealth Equity Fund, dated March 1, 2022; and

(ii)	Statement of Additional Information for AMG GW&K Emerging Markets Equity Fund and AMG GW&K Emerging Wealth Equity Fund, dated March 1, 2022.

If you have any questions concerning this filing, please call me at (617) 235-4975.

Sincerely,

/s/ Renee E. Laws

Renee E. Laws